LONG-TERM INVESTMENTS - Held-to-maturity investments (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
LONG-TERM INVESTMENTS
Cash consideration	¥ 19,100	¥ 15,200
Impairment loss	¥ 1,221	¥ 0